Future Purchase consideration (Details) - USD ($)		1 Months Ended	12 Months Ended
	Mar. 31, 2022	Nov. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Schedule of future purchase consideration [Abstract]
Cash payments	$ 155,015				$ 155,015
Issuance of common shares value	$ 194,985	$ 81,464	$ (3,793,976)	$ (186,854)